Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation and amortization	$ 539	$ 342	$ 230
Disposed of fixed assets	$ 30